TAXATION - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax asset:
Accrued expense	$ 1	$ 109
Allowance for doubtful accounts	346	309
Depreciation	84	85
Lease Liability	2,095	2,228
Tax loss carried forward	6,661	5,977
Research and development capitalization	91
Tax Credits	59
Total deferred tax assets	9,337	8,708
Valuation allowance	(7,794)	(6,579)
Deferred tax assets, net of valuation allowance	1,543	2,129
Deferred tax liabilities:
Unrealized gain on acquisition	173	196
- Right-of-use assets	1,370	1,933
Total deferred tax liabilities	$ 1,543	$ 2,129